NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Supplement dated October 29, 2026
to the Prospectus dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, all references to, and information regarding, Keith P. Robinette, CFA in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE